INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials	194,707,940	149,903,238
Works in progress	27,802	69,290
Finished goods	74,901,300	267,036,620

Inventories	269,637,042	417,009,148

Write-downs of inventories from the carrying amount to its estimated net realizable value amounted to RMB5,809,583, RMB3,679,669 and RMB8,991,793 were made for the years ended December 31, 2020, 2021 and 2022, and were recorded as cost of revenues.